TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities
Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019
Deferred tax assets:
Net operating losses carryforward and tax credits	$42,154	$31,254
Intra-entity transfer of certain intangible assets (*)	20,734	18,798
Operating leases liabilities	24,286	24,398
Share based payments	20,330	19,017
Research and development costs	9,210	3,645
Reserves, allowances and other	46,943	31,090
Deferred tax assets before valuation allowance	163,657	128,202
Valuation allowance	(10,227)	(9,145)
Deferred tax assets	153,430	119,057

Deferred tax liabilities:
Acquired intangibles	(81,320)	(87,711)
Operating lease right-of-use assets	(20,419)	(20,357)
Acquired deferred revenue	(1,785)	(760)
Internal use software and other fixed assets	(19,168)	(14,779)
Prepaid compensation expenses	(23,965)	(17,446)
Debt	(3,679)	—
Other	(2,468)	—
Deferred tax liabilities	(152,804)	(141,053)

Deferred tax assets (liabilities), net	$626	$(21,996)

(*) During the years ended December 31, 2020 and 2019, the Company completed intra-entity transfers of certain intangible assets to a different tax jurisdiction. As a result of the transfers, the Company utilized net operating losses carried forward, incurred a tax expense on capital gain, released valuation allowances and recorded a deferred tax asset.

	December 31,
	2020	2019
Deferred tax assets	$32,735	$30,513
Deferred tax liabilities	(32,109)	(52,509)
Deferred tax assets ( liabilities) , net	$626	$(21,996)

Schedule of Effective Income Tax Rate Reconciliation	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year Ended December 31,
	2020	2019	2018
Income before taxes on income, as reported in the consolidated statements of income	$237,188	$234,273	$186,715
Statutory tax rate in Israel	23.0%	23.0%	23.0%
Preferred Enterprise / Preferred Technology Enterprise benefits (*)	(3.8)%	(7.7)%	(13.0)%
Changes in valuation allowance	0.5%	0.7	—%
Earnings taxed under foreign law	(0.5)%	17.9%	(1.8)%
Tax settlements and other adjustments	(0.6)%	5.8%	7.0%
U.S. Tax Reform one-time adjustment	—%	—%	(1.6)
Intangible assets transfer	0.1%	(14.2)%	—%
Other	(1.5)%	(4.9)%	1.1%
Effective tax rate	17.2%	20.6%	14.7%
(*)The effect of the benefit resulting from the “Preferred Enterprise/Preferred Technology Enterprise benefits” status on net earnings per ordinary share is as follows:

Schedule of Effect on Benefit Resulting from "Preferred Enterprise" Status on Net Earnings Per Ordinary Share

	Year Ended December 31,
	2020	2019	2018
Basic	$0.15	$0.29	$0.39
Diluted	$0.14	$0.28	$0.38

Schedule of Income Before Income Taxes on Income	Income before taxes on income is comprised as follows:

	Year Ended December 31,
	2020	2019	2018
Domestic	$87,008	$169,236	$193,664
Foreign	150,180	65,037	(6,949)
	$237,188	$234,273	$186,715

Schedule of Taxes on Income (Tax Benefit)	Taxes on income (tax benefit) are comprised as follows:

	Year Ended December 31,
	2020	2019	2018
Current	$74,096	$60,586	$57,549
Deferred	(33,254)	(12,217)	(30,172)

	40,842	48,369	27,377

Domestic	15,995	8,614	29,947
Foreign	24,847	39,755	(2,570)
	$40,842	$48,369	$27,377
Of which:

	Year Ended December 31,
	2020	2019	2018
Domestic taxes:
Current	$22,323	$29,075	$34,370
Deferred	(6,328)	(20,461)	(4,423)

	15,995	8,614	29,947
Foreign taxes:
Current	51,773	31,196	23,179
Deferred	(26,926)	8,559	(25,749)

	24,847	39,755	(2,570)

Taxes on income	$40,842	$48,369	$27,377

Schedule of Reconciliation of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balances of the total amounts of uncertain tax position is as follows:

	December 31,
	2020	2019
Uncertain tax positions, beginning of year	$64,884	$58,560
Increases/(Decreases) in tax positions for prior years	6,456	(3,443)
Increases in tax positions for current year	6,935	15,749
Settlements	(378)	—
Expiry of the statute of limitations	(4,641)	(5,982)

Uncertain tax positions, end of year	$73,256	$64,884